SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents, and restricted cash

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$24,535	$79,423
Restricted cash	—	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$24,535	$84,523

Schedule of estimated useful lives of the assets

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

	Year Ending December 31,
			2025 and
	2023	2024	thereafter
Products	$72	$12	$1
Services	36,562	8,711	7,228

	$36,634	$8,723	$7,229

Schedule of significant changes in the deferred revenue

	Year Ended December 31,
	2022	2021
Balance, at the beginning of the year	$54,616	$49,136

Revenue recognized	(38,625)	(31,456)
Increase in deferred revenues and customer advances	36,595	36,936

Balance, at the end of the year	52,586	54,616
Less current portion at the end of the year	(36,634)	(41,591)

Long term portion at the end of the year	$15,952	$13,025

Schedule of components of AOCI

	Gains (losses)
	on available-
	for-sale	Gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2022	$(942)	$719	$(223)

Other comprehensive loss before reclassifications, net of tax	(5,434)	(8,979)	(14,413)
Amounts reclassified from AOCI	—	3,683	3,683
Other comprehensive income (loss), net of tax	(5,434)	(5,296)	(10,730)

Balance as of December 31, 2022	$(6,376)	$(4,577)	$(10,953)

	Year Ended December 31,
	2022	2021	2020
Amounts reclassified from AOCI
Cost of revenues	$814	$(513)	$(497)
Research and development, net	1,735	(990)	(937)
Selling and marketing	708	(406)	(375)
General and administrative	426	(229)	(317)

Total operating expenses (income), before income taxes	$3,683	$(2,138)	$(2,126)

Schedule of weighted-average assumptions

	Year Ended December 31,
	2022	2021	2020
Dividend yield	1.13%	0.88%	1.01%-1.17%
Expected volatility	47.64%	49.45%	37.89%-43.09%
Risk-free interest	2.83%	0.5%	0.29%-1.43%
Expected life	4.10 years	3.61 years	3.57-4.23 years

Schedule of share-based compensation expenses

	Year Ended December 31,
	2022	2021	2020
Cost of revenues	$425	$411	$181
Research and development expenses, net	3,481	2,772	1,535
Selling and marketing expenses	6,032	6,170	3,635
General and administrative expenses	5,184	4,811	3,420
Total share-based compensation expenses	$15,122	$14,164	$8,771